Revenue recognition and operating segments	12 Months Ended
Dec. 31, 2024
Revenue recognition and operating segments
Revenue recognition and operating segments

A. Operating

A1. Revenue recognition and operating segments

Revenue recognition

Revenue represents the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Group expects to be entitled. All revenue is considered revenue from contracts with customers as defined by IFRS 15, including job work and sales of goods. Under IFRS 15, revenue is recognised when a customer obtains control of goods or services in line with identifiable performance obligations. In the majority of cases, the Group considers that the contracts it enters into are contracts for bundled services which are accounted for as a single performance obligation. Accordingly, the majority of revenue across the Group is recognised on an output basis evenly over the course of the contract because the customer simultaneously receives and consumes the benefits provided by the Group’s performance as it performs. Job work is short-term contract revenue whereby the period of service is typically less than one month in duration. The performance obligations linked to this revenue type are individual to each job due to their nature, with revenue being recognised at a point in time on completion. Where consumables are supplied separately from the service contract, revenue is recognised at the point the goods transfer.

The transaction price reported for all contracts is the price agreed in the contract and there are no material elements of variable consideration, financing component, or non-cash consideration. The Group applies the practical expedient in paragraph 121 of IFRS 15 and does not disclose information about remaining performance obligations because the Group has a right to consideration from customers in an amount that corresponds directly with the value to the customer of the performance obligations completed to date.

Disaggregation of revenue into region, category, and major type of revenue stream is shown below under segment reporting.

Performance obligations

Contract service revenue

These are mainly full-service contracts, inclusive of equipment, maintenance, and consumables as required. The inclusive service is treated as a single performance obligation.

●	Pest Control: the Group offers a range of services with the most common being general pest maintenance contracts. Under this type of contract the Group promises to provide a pest control service for the duration of the contract. In order to fulfil this promise, equipment is supplied (such as bait boxes) and a technician maintains and monitors the equipment at a set number of visits per year. The Group considers that this type of contract is a bundled service as the goods and services are not distinct in the context of the contract; equipment is not supplied without the service. Some countries offer an assurance warranty-type service where any additional call-outs are included in the contract price; in other countries, additional call-outs are chargeable. Where an assurance warranty is offered as part of the contract, revenue is recognised over the duration of the contract. Where no such warranty is offered, revenue is recognised at a point in time when the customer is visited.

In addition, the Group offers certain termite contracts across a limited number of countries (including North America) where there is a single performance obligation. In these contracts, revenue is recognised as the performance obligation is satisfied, which is generally over a short time period of a few days. These contracts include assurance warranties that last for a period of 12 months from the date of service, but the warranty is not considered to be a performance obligation under IFRS 15. These contracts are annual contracts and are therefore recognised as contract service revenue. Some smaller acquired businesses have legacy termite contract terms that do offer service warranties, resulting in a spread of revenues over the contractual year.

●	Hygiene & Wellbeing: the Group offers a similar type of service to Pest Control, providing washroom equipment, consumables, and a technician to service the washroom. This type of contract will include a set number of visits. Dispensers are replenished by the technician. Management considers that the supply of goods and services are not distinct in the context of the contract. Dispensers and other equipment would not be supplied without providing the full service; the equipment is controlled by the Group and ownership does not transfer to the customer. Also included are contracts relating to interior landscaping, specifically the supply and maintenance of interior plants. Maintenance is only offered for plants that were supplied by the Group and therefore the services are not distinct in the context of the contract. The assets are positioned and situated by our technicians and the customer is not permitted to relocate them. At the end of the contract, any assets on the customer’s site are recovered.
●	France Workwear: the main type of contract is for supply and laundering of garments for commercial organisations. Supply and laundry are not offered separately, therefore management considers the services not to be distinct in the context of the contract. The service is treated as a bundle and a single performance obligation. Any equipment remains under ownership and control of the Group.

Job work

These services are short-term in nature and only an immaterial amount would straddle an accounting period end. There is usually only one performance obligation, with revenue recognised at the point of completion of the work.

●	Pest Control: an example of this type of revenue in the Pest Control category is bird-proofing, which is a one-off installation that, depending on the size of the site, may take between a few days and several weeks to complete. There is a single performance obligation (to install bird-proofing) and the customer is billed, and revenue recognised, at the end of the job.
●	Hygiene & Wellbeing: this type of revenue is generated, for example, by our Specialist Hygiene team, which performs specialist cleaning services such as graffiti removal, deep cleaning of kitchens and washrooms, trauma cleaning, flood or fire damage cleaning, and specialist deep cleaning services. These are usually short-term jobs (less than one week) and usually there is a single performance obligation with revenue recognised on completion of the job.

Sale of goods

Sale of products and consumables relates mainly to the pest distribution businesses, which sell pest control products to retailers and the pest control industry. In the Hygiene & Wellbeing business there are some sales of consumables to customers. In all cases, revenue is recognised at the point in time that ownership transfers to the customer.

The Group does not consider that any judgements were made that would have a significant impact on the amount or timing of revenue recognised. Those contracts in the business where revenue is recognised over time are repetitive and are based on short cycles that repeat many times per year. Therefore, if revenue had been considered to be recognised at a point in time rather than over time, the in-year impact would be immaterial.

The Group makes a charge against revenue for credit notes not yet issued at the balance sheet date.

Contract costs

Contract costs are mainly incremental costs of obtaining contracts (primarily sales commissions directly related to contracts obtained), and to a lesser extent costs to fulfil contracts which are not within the scope of other standards (mainly incremental costs of putting resources in place to fulfil contracts).

It is anticipated that these costs are recoverable over the life of the contract to which they relate. Accordingly, the Group capitalises them as contract costs and amortises them over the expected life of the contracts. Management takes a portfolio approach to recognising contract costs, and the expected length of contracts across the Group and associated amortisation periods are between three and seven years.

The contract costs recognised in the balance sheet at the period end amounted to £238m (2023: £224m; 2022: £215m). The amount of amortisation recognised in the period was £92m (2023: £121m; 2022: £39m) and impairment losses were £nil (2023: £nil; 2022: £nil).

Applying the practical expedient in paragraph 94 of IFRS 15, the Group recognises the incremental costs of obtaining contracts as an expense when incurred if the amortisation period of the assets that the Group otherwise would have recognised is one year or less.

Contract assets and accrued income

Contract assets relate to the Group’s right to consideration for performance obligations satisfied, but where further performance obligations need to be satisfied before the customer can be invoiced. Accrued income is recognised where all performance obligations have been satisfied but the customer has yet to be invoiced. A receivable is recognised when all rights to consideration become unconditional, which usually occurs when the Group issues an invoice to the customer. All opening balances have been invoiced during the year.

Contract liabilities

Contract liabilities relate to advance consideration received from customers where the performance obligations have yet to be satisfied. All opening balances have subsequently been satisfied in the year. In most business categories where revenue is recognised over time, customers are invoiced in advance or simultaneously with performance obligations being satisfied.

Segment reporting

Segmental information has been presented in accordance with IFRS 8 Operating Segments on the next page. The Group’s operating segments are regions and this reflects the internal management reporting structures and the way information is reviewed by the chief operating decision maker (the Chief Executive). Each region is headed by a Regional Managing Director who reports directly to the Chief Executive and is a member of the Group’s Executive Leadership Team responsible for the review of Group performance. The businesses within each operating segment operate in a number of different countries and sell services across three business segments.

The LATAM region is combined with Europe in the Group’s segment reporting. It is the Group’s smallest region and not considered reportable under the quantitative thresholds in IFRS 8. It is combined with Europe as they are similar with respect to economic characteristics, the nature of services provided, the type of customers, methods used to provide services, and language and cultural similarities.

Management and the Board also reviews regional data summarised into North America and International, and these sub-totals are reflected in the relevant Notes to the Consolidated Financial Statements.

Disaggregated revenue under IFRS 15 is the same as the segmental analysis below. Restructuring costs, one-off and adjusting items, amortisation and impairment of intangible assets (excluding computer software), and central and regional costs are presented at a Group level as they are not targeted or managed at reportable segment level. The basis of presentation is consistent with the information reviewed by internal management.

The segment profit or loss measure that is regularly provided to the chief operating decision maker is Adjusted Operating Profit.

Revenue and Profit

				Operating	Operating	Operating
	Revenue	Revenue	Revenue	profit	profit	profit
	2024	2023	2022	2024	2023	2022
	£m	£m	£m	£m	£m	£m
North America[1]
Pest Control	3,152	3,201	1,746	539	599	297
Hygiene & Wellbeing	108	105	103	19	18	18
Sub - total North America	3,260	3,306	1,849	558	617	315

International
Europe (incl. LATAM)
Pest Control	531	516	427	124	124	103
Hygiene & Wellbeing	353	344	322	54	52	53
France Workwear	230	221	192	41	39	31
	1,114	1,081	941	219	215	187
UK & Sub-Saharan Africa
Pest Control	205	195	182	53	51	47
Hygiene & Wellbeing	230	195	183	47	43	48
	435	390	365	100	94	95
Asia & MENAT
Pest Control	265	250	231	35	34	34
Hygiene & Wellbeing	89	89	90	11	11	11
	354	339	321	46	45	45
Pacific
Pest Control	134	124	104	22	22	16
Hygiene & Wellbeing	128	125	123	33	33	32
	262	249	227	55	55	48
Sub - total International	2,165	2,059	1,854	420	409	375
Total	5,425	5,365	3,703	978	1,026	690
Central and regional overheads[2]	11	10	11	(137)	(121)	(107)
Restructuring costs	—	—	—	(7)	(7)	(12)
Revenue and Adjusted Operating Profit	5,436	5,375	3,714	834	898	571
One-off and adjusting items				(86)	(98)	(136)
Amortisation and impairment of intangible assets[3]				(199)	(175)	(118)
Operating profit				549	625	317
Finance income				46	48	49
Finance cost				(197)	(189)	(79)
Share of profit from associates net of tax				7	9	9
Profit before income tax				405	493	296
1.	During 2024, there were impairment losses recognised in North America related to ROU assets of £nil (2023: £nil; 2022: £17m) and related to property, plant and equipment of £nil (2023: £nil; 2022: £8m).
2.	Central and regional overheads revenue relates to the wholesale of metalwork and consumables, including hygiene and pest control products. It is managed centrally rather than in any region.
3.	Excluding computer software, which is included in our segment operating profit measure.

Revenue and operating profit relate to the main groups of business segment and activity: Pest Control, Hygiene & Wellbeing and France Workwear. Central and regional overheads represent corporate expenses that are not directly attributable to any reportable segment. Business segment revenue and operating profit are shown in the table below:

				Operating	Operating	Operating
	Revenue	Revenue	Revenue	profit	profit	profit
	2024	2023	2022	2024	2023	2022
	£m	£m	£m	£m	£m	£m
Pest Control	4,287	4,286	2,690	773	830	497
Hygiene & Wellbeing	908	858	821	164	157	162
France Workwear	230	221	192	41	39	31
Total business segments	5,425	5,365	3,703	978	1,026	690
Central and regional overheads[1]	11	10	11	(137)	(121)	(107)
Restructuring costs	—	—	—	(7)	(7)	(12)
Revenue and Adjusted Operating Profit	5,436	5,375	3,714	834	898	571
One-off and adjusting items				(86)	(98)	(136)
Amortisation and impairment of intangible assets[2]				(199)	(175)	(118)
Operating profit				549	625	317
1.	Central and regional overheads revenue relates to the wholesale of metalwork and consumables, including hygiene and pest control products. It is managed centrally rather than in any region.
2.	Excluding computer software, which is included in our segment operating profit measure.

Analysis of revenue by type

	Revenue	Revenue	Revenue
	2024	2023	2022
	£m	£m	£m
Contract service revenue	3,876	3,838	2,610
Job work	1,160	1,104	724
Sales of goods	400	433	380
Total	5,436	5,375	3,714

Revenue from external customers attributed to the UK amounted to £365m (2023: £322m; 2022: £296m), with overseas countries accounting for the balance of £5,071m (2023: £5,053m; 2022: £3,418m). In 2024, the only country accounting for more than 10% of revenue from external customers was the US, totalling £3,177m (2023: £3,220m; 2022: £1,786m).

The Group is not reliant on turnover from transactions with any single customer and does not receive 10% or more of its turnover from transactions with any single customer.

Segment assets and liabilities are not provided because they are not reported to, or reviewed by, our chief operating decision maker.

Revenue and non-current assets for the country of domicile (UK), the United States, France, Australia, India, and Spain (being the largest countries outside the UK), and for all other countries are:

		Non-current		Non-current		Non-current
	Revenue	assets[1]	Revenue	assets[1]	Revenue	assets[1]
	2024	2024	2023	2023	2022	2022
	£m	£m	£m	£m	£m	£m
UK	365	267	322	241	296	192
USA	3,177	6,833	3,220	6,734	1,786	7,045
France	392	286	380	282	338	268
Australia	194	172	181	165	166	132
India	68	88	59	80	58	83
Spain	76	71	72	77	56	76
Other countries	1,164	649	1,141	683	1,014	688
Total	5,436	8,366	5,375	8,262	3,714	8,484
1.	Non-current assets include: intangible assets; property, plant and equipment; right-of-use assets; contract cost assets; and non-current other receivables.

Other segment items included in the consolidated income statement are as follows:

	Amortisation and	Amortisation and	Amortisation and
	impairment of	impairment of	impairment of
	intangibles[1]	intangibles[1]	intangibles[1]
	2024	2023	2022
	£m	£m	£m
North America	114	118	59
International
Europe (incl. LATAM)	39	24	29
UK & Sub-Saharan Africa	6	8	—
Asia & MENAT	22	11	20
Pacific	8	6	4
Sub - total International	75	49	53
Central and regional	10	8	6
Total	199	175	118
Tax effect	(43)	(44)	(25)
Total after tax effect	156	131	93
1.	Excluding computer software.